Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 721,076	$ 510,323	[1]
Restricted cash advances and collateral		10,819	7,862	[1]
Prepaid expenses and other current assets		43,945	29,695	[1]
Current investments - customer deposits		103,153	122,668	[1]
Accounts receivable		136,347	100,409	[1]
Income tax receivable		26,085	16,540	[1]
Derivatives	[1]		2,037
Total current assets		1,041,425	789,534	[1]
Non-current assets
Restricted cash advances and collateral		10,630	45,834	[1]
Prepaid expenses and other non-current assets		32,760	26,551	[1]
Non-current accounts receivable		14,906	11,818	[1]
Property and equipment		85,169	44,837	[1]
Income tax receivable		15,611	14,061	[1]
Deferred income taxes		1,775	5,141	[1]
Derivatives		54,583
Intangible assets		4,742,699	1,672,140	[1]
Goodwill		5,265,980	2,805,210	[1]
Total non-current assets		10,224,113	4,625,592	[1]
Total assets		11,265,538	5,415,126	[1]
Current liabilities
Accounts payable and other liabilities		424,007	194,187	[1]
Customer deposits		423,739	349,766	[1]
Current provisions		39,189	17,590	[1]
Derivatives		16,493
Income tax payable		72,796	35,941	[1]
Current portion of long-term debt		35,750	4,990	[1]
Total current liabilities		1,011,974	602,474	[1]
Non-current liabilities
Long-term debt		5,411,208	2,353,579	[1]
Long-term provisions		4,002	3,093	[1]
Derivatives		6,068	111,762	[1]
Other long-term liabilities		79,716
Income tax payable		18,473	24,277	[1]
Deferred income taxes		580,697	16,510	[1]
Total non-current liabilities		6,100,164	2,509,221	[1]
Total liabilities		7,112,138	3,111,695	[1]
EQUITY
Share capital		4,116,287	1,884,219	[1]
Reserves		(469,629)	(142,340)	[1]
Retained earnings		502,761	561,519	[1]
Equity attributable to the Shareholders of The Stars Group Inc.		4,149,419	2,303,398	[1]
Non-controlling interest		3,981	33	[1]
Total equity		4,153,400	2,303,431	[1]
Total liabilities and equity		11,265,538	5,415,126	[1]
Operational
Current assets
Cash and cash equivalents		392,853	283,225	[1]
Customer Deposits
Current assets
Cash and cash equivalents		$ 328,223	$ 227,098	[1]

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.